MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Mezzanine Equity
SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED SHARES ACTIVITIES

	Series A	Series B	Series C	Series C-1	Series C-2	Series D-1	Series D-2
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2023	55,997	145,564	480,441	356,664	119,808	475,361	912,870	2,546,705
Accretion of redeemable convertible preferred shares	—	—	26,496	19,923	6,764	28,469	64,689	146,341
Foreign currency translation adjustment	—	—	8,282	6,150	2,067	8,206	15,809	40,514
Balance as of December 31, 2023	55,997	145,564	515,219	382,737	128,639	512,036	993,368	2,733,560
Accretion of redeemable convertible preferred shares	—	—	20,578	15,473	5,254	22,111	50,242	113,658
Foreign currency translation adjustment	—	—	(5,771)	(4,290)	(1,443)	(5,760)	(11,280)	(28,544)
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO	(55,997)	(145,564)	(530,026)	(393,920)	(132,450)	(528,387)	(1,032,330)	(2,818,674)
Balance as of December 31, 2024	—	—	—	—	—	—	—	—